Morgan, Lewis & Bockius LLP
1701 Market Street

Philadelphia, PA 19103-2921

May 15, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Penn Series Funds, Inc. (File Nos. 2-77284 and 811-03459)
Definitive Proxy Statement

Ladies and Gentlemen:

On behalf of Penn Series Funds, Inc. (the “Company”), we have enclosed for filing, pursuant to the Securities Exchange Act of 1934 (“1934 Act”), and the Investment Company Act of 1940, as amended (“1940 Act”), a definitive copy of the proxy statement on Schedule 14A, notice, and voting instruction forms (“Proxy Materials”) for the Special Meeting of Shareholders (“Special Meeting”) of the Company scheduled to be held on July 22, 2009.

The Special Meeting is being called for the purpose of approving: (i) a Board of Directors of the Company and (ii) a “manager of managers” structure for the Balanced, Large Core Growth, Large Core Value and Emerging Markets Equity Funds.

The Company intends to mail definitive proxy materials to shareholders on or about May 26, 2009.

Should you have any questions regarding the above please contact the undersigned at (215) 963-5598.

Sincerely,

/s/ Sean Graber

Sean Graber, Esq.